Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

26.  Related party transactions and information

(i)	Interests of Paul Coulson

At February 21, 2023, the approval date of these financial statements, ARD Holdings S.A., the ultimate parent company of Ardagh Metal Packaging S.A. is controlled by Paul Coulson, our Chairman, who controls ARD Holdings S.A. as a result of his 18.83% stake in ARD Holdings S.A. and his 52.42% stake in Yeoman Capital S.A., which in turn owns 33.88% of the equity interests in ARD Holdings S.A. Other than 125,000 ordinary shares directly held by Mr. Coulson, he has no direct ownership in the shares of AMPSA. However, based upon the definition of “beneficial owner” under U.S. securities laws, he may be deemed to have shared beneficial ownership of the shares of AMPSA held by Ardagh by virtue of his control of ARD Holdings S.A. and AGSA.

(ii)	Common directorships

Paul Coulson, Abigail Blunt, Yves Elsen, Oliver Graham, Damien O’Brien, The Rt. Hon. the Lord Hammond of Runnymede, John Sheehan, Hermanus Troskie, and Edward White who serve as directors on the board of the Company also serve as directors on the board of AGSA. Paul Coulson, Yves Elsen, John Sheehan and Hermanus Troskie who serve as directors on the board of the Company also serve as directors on the board of ARD Holdings S.A.. Two of the ARD Holdings S.A. directors who are also directors on the board of the Company (Paul Coulson and Hermanus Troskie) also serve as directors in the Yeoman group of companies.

During the year ended December 31, 2022, the Company and its subsidiaries entered into transactions relating to non-material non-employee director and office rental fees with certain members of the Maitland International Holdings and Stonehage Fleming groups of companies.  Hermanus Troskie is a director of the Company and during the year ended December 31, 2022, he was employed for one month by the Maitland International Holdings group of companies and for the remainder of the reporting period by the Stonehage Fleming group of companies.

(iii) Yeoman Capital S.A.

At December 31, 2022, Yeoman Capital S.A. owned 33.88% of the ordinary shares of ARD Holdings S.A.

(iv)  Key management compensation

Key management are those persons who have the authority and responsibility for planning, directing and controlling the activities of the Group. Key management is comprised of the members who served on the Board and the Group’s executive leadership team during the reporting period. Key management include individuals who provide services to AMPSA while the related costs are fully borne by the Ardagh Group. An allocation of the compensation attributable for these services is included below. The amount outstanding at December 31, 2022, was $nil (2021: $2 million).

Salaries and other short-term employee benefits related to key management for the year ended December 31, 2022, was $3 million (2021: $5 million). Post-employment and other benefits for the year ended December 31, 2022, was $1 million (2021: $nil).

In addition, subsidiaries of the Ardagh Group, which do not form part of the Group, incurred transaction-related and other compensation for key management during the year of $nil (2021: $28 million).

For the year ended December 31, 2020, the key management personnel of the Ardagh Group controlled and directed the operations of the AMP Business as it was not managed separately. Payments to these personnel were primarily made by the Ardagh Group which does not form part of the AMP Business. It is not possible to determine with certainty the charges that the AMP Business received for the mentioned key personnel, although a portion of the key management compensation was included in the corporate costs allocated to the AMP Business.

(v)	Transactions with Associates

Trivium Packaging B.V. (“Trivium”) and its subsidiaries are associates of AMPSA. For the year ended December 31, 2022, a subsidiary of AMPSA completed the purchase of land from a subsidiary of Trivium for a total consideration of approximately $3 million and completed other non-material transactions, including but not limited to, the sale of spare parts to and receipt of cutting and printing services from Trivium subsidiaries.

(vi) Transactions and balances with Other Related Parties

For the year ended December 31, 2022 other related party transaction and balances include the settlement of related party loans (note 5 and note 19), the Group’s pension schemes (note 5 and note 20), the Services Agreement and the Joint IT Assets Agreement between AMPSA and AGSA (please see below and note 10, respectively), the issuance of ordinary shares and preferred shares to AGSA (note 17), derivative financial instruments (note 19), Earnout shares (note 21), movement in working capital, including costs reimbursed from AGSA of $8 million and dividends (note 25).

In 2021 AGSA and AMPSA entered into a Services Agreement, pursuant to which AGSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AMPSA and its subsidiaries, and AMPSA, either directly or indirectly through its affiliates, shall provide certain corporate and business-unit services to AGSA and its affiliates (other than the AMP Entities). The services provided by AGSA, either directly or indirectly through its affiliates, pursuant to the Services Agreement include typical corporate functional support areas such as finance, legal, risk, HR, procurement, sustainability and IT in order to complement the activities in areas which exist within AMPSA. The services provided by AMPSA, either directly or indirectly through its affiliates, are mainly in the areas of procurement and IT. For each calendar year from 2021 through 2024, as consideration for the net corporate services provided by AMPSA and AGSA, or their respective direct or indirect affiliates, AMPSA has incurred an expense of $33 million from Ardagh Group for the calendar year 2021, and $38 million for calendar year 2022 and will incur an expense of $39 million for calendar year 2023 and $39 million for calendar year 2024. The fees paid for services pursuant to the Services Agreement are subject to adjustment for third party costs and variations for certain volume-based services. As of December 31, 2024 or, if earlier, the date upon which AMP or Ardagh Group undergoes a change of control, all corporate services provided pursuant to the Services Agreement will be provided at a price equal to the fully allocated cost of such services, or such other price to be negotiated in good faith by the parties, taking into consideration various factors, including the cost of providing such corporate services and the level of services expected to be provided.

The table below reflects the following related party transactions recorded through invested capital in the three months ended March 31, 2021 and the year ended December 31, 2020:

	For the period ended	For the year ended
	March 31,	December 31,
	2021	2020
	$’m	$’m
Net cash received from/(remitted to) Ardagh	206	(55)
Tax offset in invested capital	(34)	8
Other changes in intercompany balances	4	(2)
	176	(49)

Other changes in intercompany balances represent unsettled amounts between the Group and the rest of the Ardagh Group in relation to the transactions listed above.

With the exception of the balances outlined in (i) to (vi) above, there are no material balances outstanding with related parties at December 31, 2022.

(vii) Subsidiaries

The following table provides information relating to our principal operating subsidiaries, all of which are wholly owned, with the exception of Hart Print Inc. which is 92% owned, at December 31, 2022:

Country of
Company	incorporation
Ardagh Metal Packaging Manufacturing Austria GmbH	Austria
Ardagh Metal Packaging Trading Austria GmbH	Austria
Ardagh Metal Packaging Brasil Ltda	Brazil
Ardagh Indústria de Embalagens de Metálicas do Brasil Ltda.	Brazil
Hart Print Inc.	Canada
Ardagh Metal Packaging Trading France SAS	France
Ardagh Metal Packaging France SAS	France
Ardagh Metal Packaging Germany GmbH	Germany
Ardagh Metal Packaging Trading Germany GmbH	Germany
Ardagh Metal Packaging Trading Netherlands B.V.	Netherlands
Ardagh Metal Packaging Netherlands B.V.	Netherlands
Ardagh Metal Packaging Trading Poland Sp. z o.o	Poland
Ardagh Metal Packaging Poland Sp. z o.o	Poland
Ardagh Metal Packaging Trading Spain SL	Spain
Ardagh Metal Packaging Spain SL	Spain
Ardagh Metal Packaging Europe GmbH	Switzerland
Ardagh Metal Packaging Trading UK Limited	United Kingdom
Ardagh Metal Packaging UK Limited	United Kingdom
Ardagh Metal Packaging USA Corp.	United States

A number of the above legal entities act as subsidiary guarantor for the debt of the Company, at December 31, 2022.